Employee Benefits (Details) - Schedule of employee benefits liability - Employee benefits liability [Member] - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits (Details) - Schedule of employee benefits liability [Line Items]
Vested benefits Obligation (OBA)		$ 3,390	$ 47,159
Plus, Non-Vested Benefits Obligation	169,375	159,453	115,077
Defined Benefits Obligation	169,375	162,843	162,236
Projected Net Liability	169,375	$ 162,843	$ 162,236
Retirement benefits [Member]
Employee Benefits (Details) - Schedule of employee benefits liability [Line Items]
Vested benefits Obligation (OBA)
Plus, Non-Vested Benefits Obligation	74,007
Defined Benefits Obligation	74,007
Projected Net Liability	74,007
Termination benefits [Member]
Employee Benefits (Details) - Schedule of employee benefits liability [Line Items]
Vested benefits Obligation (OBA)
Plus, Non-Vested Benefits Obligation	95,368
Defined Benefits Obligation	95,368
Projected Net Liability	$ 95,368